Loan impairment provisions	6 Months Ended
Jun. 30, 2026
Loan impairment provisions
Loan impairment provisions

11. Loan impairment provisions

Loan exposure and impairment metrics

The table below summarises loans and related credit impairment measures on an IFRS 9 basis.

	30 June	31 December
	2026	2025
	£m	£m
Loans - amortised cost and FVOCI (1,2)
Stage 1	398,096	386,651
Stage 2	44,915	38,582
Stage 3	4,691	4,683
Of which: individual	1,176	1,456
Of which: collective	3,515	3,227
	447,702	429,916
ECL provisions (3)
Stage 1	616	614
Stage 2	872	796
Stage 3	2,074	2,175
Of which: individual	492	598
Of which: collective	1,582	1,577
	3,562	3,585
ECL provisions coverage (4)
Stage 1 (%)	0.15	0.16
Stage 2 (%)	1.94	2.06
Stage 3 (%)	44.21	46.44
	0.80	0.83

	Half year ended
	30 June	30 June
	2026	2025
	£m	£m
Impairment losses
ECL charge/(release) (5)	423	382
Stage 1	(77)	(67)
Stage 2	283	165
Stage 3	217	284
Of which: individual	48	194
Of which: collective	169	90

Amounts written off	487	192
Of which: individual	168	61
Of which: collective	319	131

(1)	The table shows gross loans only and excludes amounts that were outside the scope of the ECL framework. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £75.9 billion (31 December 2025 - £84.1 billion) and debt securities of £85.2 billion (31 December 2025 - £78.4 billion).
(2)	Fair value through other comprehensive income (FVOCI). Includes loans to customers and banks.
(3)	Includes £10 million (31 December 2025 - £6 million) related to assets classified as FVOCI and £0.1 billion (31 December 2025 – £0.1 billion) related to off-balance sheet exposures.
(4)	ECL provisions coverage is calculated as ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on loans and total ECL provisions, including ECL for other (non-loan) assets and unutilised exposure.
(5)	Includes a £2 million release (June 2025 – £1 million release) related to other financial assets, of which £2 million charges (June 2025 – £0 million release) related to assets classified as FVOCI and includes a £0 million charge (June 2025 – £10 million charge) related to contingent liabilities.